17. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Notes
17. SUBSEQUENT EVENTS

17.SUBSEQUENT EVENTS

On January 26, 2026, the Company granted 645,000 stock options to directors, officers, employees, and advisors with each option exercisable into common shares at an exercise price of $5.94 per share. The options are exercisable for a five-year term expiring on January 26, 2031. Of the options granted, one third of the options will vest and become exercisable if the option holder is actively employed or engaged with the Company on January 26, 2027, the remaining options will vest and become exercisable on each calendar month starting on February 26, 2027 for twenty-four months thereafter for each subsequent month that the option holder remains actively employed with the Company.

On February 2, 2026, the Company granted 100,000 stock options to an advisor with each option exercisable into common shares at an exercise price of $5.36 per share. The options are exercisable for a five-year term expiring on February 2, 2031. Of the options granted, one third of the options vested on the grant date, one third of the options will vest and become exercisable if the option holder is actively engaged with the Company on February 2, 2027, the remaining options will vest and become exercisable on February 2, 2028 if the option holder remains actively engaged with the Company.

On January 27, 2026, the Company commenced trading on the NYSE American under the ticker symbol “MINE”. The Company will remain listed on the TSX Venture Exchange under the symbol “MFG.V” and ceased trading on the OTCQX market.

During January and February 2026, the Company issued 282,888 common shares upon exercise of 282,888 warrants at an exercise price of $3.30 for total proceeds of $933,530.